UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating Activities
Net income (loss)	$ 1,738	$ 115
Adjusted for the following items:
Equity accounted earnings, net of distributions	(4)	14
Impairment expense, net	201	142
Depreciation and amortization expense	1,095	1,071
Gain on acquisitions/dispositions, net	(1,823)	(179)
Provisions and other items	11	140
Deferred income tax expense (recovery)	(115)	(165)
Changes in non-cash working capital, net	(285)	824
Cash from operating activities	818	1,962
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	2,430	2,478
Repayment of non-recourse subsidiary borrowings of the partnership	(2,500)	(2,504)
Proceeds from corporate borrowings	260	283
Repayment of corporate borrowings	(443)	(30)
Proceeds from other financing	97	57
Repayment of other financing	(57)	(63)
Proceeds from (repayment of) other credit facilities, net	(69)	(339)
Lease liability repayment	(127)	(114)
Capital provided by others who have interests in operating subsidiaries	1,357	439
Capital paid to others who have interests in operating subsidiaries	(1,287)	(36)
Partnership units repurchased	(17)	(13)
Distributions to limited partners and Redemption-Exchange Unitholders	(18)	(18)
Distributions to others who have interests in operating subsidiaries	(1,279)	(729)
Cash from (used in) financing activities	(1,653)	(589)
Acquisitions
Subsidiaries, net of cash acquired	(242)	90
Property, plant and equipment and intangible assets	(556)	(671)
Equity accounted investments	(4)	(445)
Financial assets and other	(1,815)	(914)
Dispositions
Subsidiaries, net of cash disposed	349	165
Property, plant and equipment and intangible assets	42	26
Equity accounted investments	325	0
Financial assets and other	1,645	777
Net settlement of hedges	4	124
Restricted cash and deposits	396	(251)
Cash from (used in) investing activities	144	(1,099)
Cash
Change during the period	(691)	274
Impact of foreign exchange on cash	24	(122)
Balance, beginning of year	2,743	1,986
Balance, end of period	$ 2,076	$ 2,138